Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 86,313	$ 42,716
Less: accumulated depreciation	(34,624)	(21,572)
Total	51,689	21,144
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	31,202	31,261
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	11,425	11,455
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 43,686